SUBSEQUENT EVENTS (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	May 22, 2024	May 07, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Jul. 04, 2024	Sep. 30, 2023
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued			822,144	307,500	822,144	1,820,369	19,826,500		2,598,369
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of stock								822,144
Sale of stock, price per share								$ 3.00
Gross proceeds from sale of stock								$ 2,466,437
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Number of shares issued		2,562,500
Stock price		$ 4.00
Gross proceeds from offering		$ 10,250,000
Net proceeds from offering		$ 9,000,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Number of shares issued		384,375
Gross proceeds from offering	$ 1,537,500
Net proceeds from offering	$ 1,414,500